Subsequent Events - Additional Information (Detail) (Subsequent Event, USD $)	2 Months Ended	12 Months Ended			1 Months Ended
	Aug. 30, 2013	Jul. 02, 2013	Aug. 30, 2013 Minimum	Aug. 30, 2013 Maximum	Jul. 23, 2013 Scholastic Bus Co	Aug. 27, 2013 Williams Bus Lines Co
Subsequent Event [Line Items]
Shares granted as EIP		116,509
Business acquisition aggregate purchase price					$ 2,200,000	$ 3,400,000
Business acquisition cash paid					2,000,000	3,200,000
Business acquisition deferred payment					200,000	200,000
Operating lease for replacement of school vehicle	40,400,000
Operating lease term	6 years
Operating lease fixed interest rate			2.30%	4.40%
Annual lease payments	$ 5,700,000